Note 27 - Related Party Transactions (Details Textual) - Non-controlling Shareholders [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Due from Related Parties, Total	$ 3,615	$ 4,022
Minimum [Member]
Related Party Transaction, Rate	0.00%
Maximum [Member]
Related Party Transaction, Rate	6.00%